Note 10 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
10.
 COMMITMENTS AND CONTINGENCIES

Coastal Compassion.
On
April 7, 2016,
we signed agreements with Coastal Compassion Inc. (“CCI”). CCI is one
of a limited number of non-profit organizations that has received a provisional or final registration to cultivate, process and sell medical cannabis by the Massachusetts Department of Public Health. CCI has agreed to become the initial tenant in our planned MMCC. Tim Keogh, our Chief Executive Officer, is a Board Member of CCI.

Pursuant to the agreements, we agreed to provide CCI with financing of up to
$2.5
million for a
five
-year term at
18%
interest per year for construction and working capital required for CCI’s approved dispensary and cultivation center in Fairhaven, MA. For a three
- year period beginning
April 1, 2016,
we agreed to consult with CCI in the design, construction and operation of the Fairhaven facility. CCI will pay us
$10,000
each month for these consulting services. Although the DPH has approved our agreement with CCI relating to the development and lease terms of the MMCC, the actual lease agreement with CCI has not
been finalized or approved by the DPH. We will need to secure significant capital to provide the financing to CCI.

As of
December 31, 2017,
we have provided financing to CCI of
$131,589,
which includes construction and working capital advances of
$119,635,
and accrued interest of
$11,954.

Operating Leases

Land

On
October 17, 2016,
the Company closed the previously announced acquisition of a
52.6
-acre parcel of undeveloped land in Freetown, Massachusetts. The deposits of
$925,000
previously paid by the Company to the seller, Boston Beer Company (“BBC”), were credited against the total purchase price of
$4,475,000.
The remaining balance of
$3,550,000
was paid to BBC by Massachusetts Medical Properties, LLC (“MMP”). The property is located approximately
47
miles southeast of Boston. The Company plans to develop the property as the Massachusetts Medical Cannabis Center (the “MMCC”). Plans for the MMCC include the construction of sustainable greenhouse cultivation, processing, and infused product facilities that will be leased or sold to Registered Marijuana Dispensaries under the Massachusetts Medical Marijuana Program.

As part of a simultaneous transaction, the Company assigned the property rights to MMP for a nominal fee and entered a lease agreement pursuant to which MMP agreed to lease the property to the Company for an initial term of fifty
(
50
) years. We have the option to extend the term of the lease for four
(
4
) additional
ten
(
10
) year periods. The lease is a triple net lease, with the Company paying all real estate taxes, repairs, maintenance and insurance.

The lease payments will be the greater of (a)
$30,000
per month; (b)
$0.38
per square foot per month of any structure built on the property; or (c)
1.5%
of all gross monthly sales of products sold by the Company, any assignee of the Company, or any subtenant of the Company. The lease payments will be adjusted up (but not
down) every
five
(
5
) years by any increase in the Consumer Price Index.

Between
October 17, 2016
and
April 17, 2017,
the monthly lease payments will accrue, with all accrued lease payments to be paid to MMP on
April 17, 2017.
On
April 17, 2017,
the Company will reimburse MMP’s costs and expenses associated with the acquisition of the property, the lease, and the acquisition of the shares and the warrant from the Company (as further described below).

Under the terms of the lease, the Company had
six
months to obtain
$2.6
million in capital funding for the construction of the
first
phase building. In the event that the Company is unable to raise these funds within the six
month period, the Company had an additional
six
months to do so; provided, that the Company has paid accrued lease payments and closing costs. On
October 17, 2017,
the lease agreement was amended to provide that the Company will have until
16
months from
October 17, 2016
to raise
$2.6
million in capital funding. In addition to extending the funding deadline, this amendment granted MMP a warrant to purchase up to
100,000
shares of the Company’s common stock at an exercise price of
$1.50
per share. The warrant can be exercised on
October 17, 2022.
The Company recognized an expense of
$171,307
during the
three
months ended
December 31, 2017,
representing the entire grant date fair value of the warrant.

On
February 16, 2018,
the lease agreement was amended to provide that the Company will have until
18
months from
October 17, 2016
to raise
$2.6
million in capital funding. In addition to extending the funding deadline, this amendment granted MMP a warrant to purchase up to
50,000
shares of the Company’s common stock at an exercise price of
$1.50
per share. The warrant can be exercised on
October 17, 2022.

The Company received a credit for the
$925,000
paid towards the purchase price of the land in the form of discounted lease payments. For the initial fifty
(
50
) year term of the lease, the lease payments will be reduced by
$1,542
each month

 In connection with the sale of the property to MMP and the lease, the Company and MMP entered into a Share Purchase Agreement pursuant to which the Company issued to MMP
100,000
shares of its common stock at par value of
$0.0001
(“Common Stock”), and a warrant to purchase up to
3,640,000
shares of Common Stock at an exercise price of
$1.00
per share. The warrant can be exercised at any time on or after
October 17, 2018
and on or before
October 17, 2020.
The warrant does
not
contain a cashless exercise provision. The fair value of the warrant was established using the Black Scholes option pricing model using the following assumptions:

●	Risk-free interest rate – 1.12 percent
●	Expected term – 4.0 years
●	Volatility – 100 percent

The Company allocated
$1,899,966
to the warrant which is reflected in additional paid-in-capital and was allocated to prepaid land lease. The fair value of the common stock on the date of the agreement was
$73,000,
which is also reflected in additional paid-in-capital and was allocated to prepaid land lease. The prepaid land lease is being amortized on a straight-line basis over the term of the lease.

The lease expense was
$108,625
and
$98,852
for the
three
months ended
December 31, 2017
and
2016.
At
December 31, 2017,
the future rental payments required under this lease are
$256,122
for the remainder of fiscal
2018,
$341,496
for fiscal years
2019
through
2022,
and
$15,026,024
thereafter.

Office space

The Company leases its office space located at
1550
Wewatta, Denver, Colorado
80202
for
$1,845
per month under a month-to-month lease.

Except as described above, the Company has
no
other non-cancelable lease commitments.

NOTE
10.
     COMMITMENTS AND CONTINGENCIES

Officer Employment Agreement.
On
March 25, 2014,
the Company entered into an employment agreement with Mr. Keogh. The agreement: (i) has an initial term of three
years; (ii) requires that Mr. Keogh devote at least
50%
of his time to the Company and; (iii) provides that the Company will pay Mr. Keogh
$12,000
per month during the term of the agreement. In connection with this employment agreement the Company granted Mr. Keogh shares of common stock and options.  See Note
9.

Investment Relations Consulting Agreement.
On
December 1, 2014,
the Company entered into an investment relation services agreement where the Company pays
$4,000
per month in exchange for services.  There were
no
such transactions during the year ended
September 30, 2017
and
2016.

Consulting Agreement.
On
December 1, 2014,
the Company entered into a consulting agreement with a community relations and public affairs company.  There were no
such transactions during the year ended
September 30, 2017
and
2016.

MMCC.
  On
January 14, 2015,
we entered into an agreement to purchase a
52.6
acre parcel of undeveloped land in Freetown, Massachusetts. The property is located approximately
47
miles southeast of Boston. We plan to develop the property as the MMCC. Plans for the may
include the construction of sustainable greenhouse cultivation and processing facilities that will be leased or sold to Registered Marijuana Dispensaries under the Massachusetts Medical Marijuana Program. We paid the seller
$100,000
upon the signing of the agreement which amount will be applied toward the purchase price at the closing.

Between
August 2015
and
September 2016,
there were several amendments to the Agreement to extend the closing date to
October 14, 2016.
As consideration for the extensions, the Company, at closing, agreed to increase the purchase price to
$4,325,000
and paid the seller
$725,000,
which was be applied to the purchase price of the land if and when the Company closes on this transaction. As of
September 30, 2016,
the Company had paid
$925,000
that was to be applied to the purchase price of the land at closing. On
October 17, 2016,
the Company closed on the land purchase via a sales-leaseback transaction. See ‘Operating Leases’ section below for additional information.

Operating Leases

Land

On
October 17, 2016,
the Company closed the acquisition of the
52.6
-acre parcel of undeveloped land in Freetown, Massachusetts. The deposits of
$925,000
previously paid by the Company to the seller, BBC, were credited against the total purchase price of
$4,475,000.
The remaining balance of
$3,550,000
was paid to BBC by Massachusetts MMP. The property is located approximately
47
miles southeast of Boston. The Company plans to develop the property as the MMCC. Plans for the MMCC include the construction of sustainable greenhouse cultivation, processing, and infused product facilities that will be leased or sold to Registered Marijuana Dispensaries under the Massachusetts Medical Marijuana Program.

As part of a simultaneous transaction, the Company assigned the property rights to MMP for a nominal fee and entered a lease agreement pursuant to which MMP agreed to lease the property to the Company for an initial term of fifty
(
50
) years. We have the option to extend the term of the lease for four
(
4
) additional
ten
(
10
) year periods. The lease is a triple net lease, with the Company paying all real estate taxes, repairs, maintenance and insurance.

The lease payments will be the greater of (a)
$30,000
per month; (b)
$0.38
per square foot per month of any structure built on the property; or (c)
1.5%
of all gross monthly sales of products sold by the Company, any assignee of the Company, or any subtenant of the Company. The lease payments will be adjusted up (but not
down) every
five
(
5
) years by any increase in the Consumer Price Index.

Between
October 17, 2016
and
April 17, 2017,
the monthly lease payments accrued, with all accrued lease payments paid to MMP on
April 17, 2017.
On
April 17, 2017,
the Company reimbursed MMP’s costs and expenses associated with the acquisition of the property, the lease, and the acquisition of the shares and the warrant from the Company (as further described below).

Under the terms of the lease, the Company had
six
(
6
) months to obtain
$2.6
million in capital funding for the construction of the
first
phase building. In the event that the Company was unable to raise these funds within the six
(
6
) month period, the Company had an additional
six
(
6
) month period to do so; provided, that the Company has paid accrued lease payments and closing costs. If the Company was then unable to raise these funds on or before twelve
(
12
) months from
October 17, 2016,
the lease would terminate. On
October 17, 2017,
the lease agreement was amended to provide that the Company will have until
16
months from
October 17, 2016
to raise
$2.6
million in capital funding. In addition to extending the funding deadline, this amendment granted MMP warrants to purchase up to
100,000
shares of Common Stock at an exercise price of
$1.50
per share. The warrant can be exercised at any time on or after
October 17, 2017
and on or before
October 17, 2022.

The Company received a credit for the
$925,000
paid towards the purchase price of the land in the form of discounted lease payments. For the initial fifty
(
50
) year term of the lease, the lease payments will be reduced by
$1,542
each month.

In connection with the sale of the property to MMP and the lease, the Company and MMP entered into a Share Purchase Agreement pursuant to which the Company issued to MMP
100,000
shares of its common stock at par value of
$0.0001
(“Common Stock”), and a warrant to purchase up to
3,640,000
shares of Common Stock at an exercise price of
$1.00
per share. The warrant can be exercised at any time on or after
October 17, 2018
and on or before
October 17, 2020.
The warrant does
not
contain a cashless exercise provision. The fair value of the warrant was established using the Black Scholes option pricing model using the following assumptions:

●	Risk-free interest rate – 1.12 percent
●	Expected term – 4.0 years
●	Volatility – 115 percent

The Company allocated
$1,972,966
to the warrant which is reflected in additional paid-in-capital and was allocated to prepaid land lease. The fair value of the common stock on the date of the agreement was
$73,000,
which is also reflected in additional paid-in-capital and was allocated to prepaid land lease. The prepaid land lease is being amortized on a straight-line basis over the term of the lease. The lease expense was
$506,765
and
$0
for the year ended
September 30, 2017
and
2016,
respectively.

Office space

The Company leases its office space located at
3200
Brighton Boulevard, Denver, Colorado for
$2,920
per month on a month-to-month basis. Upon signing the lease, the Company paid a refundable deposit of
$3,110.
The lease expense was
$35,610
and
$35,145
for the year ended
September 30, 2017
and
2016,
respectively.

Automobiles

The Company leases an automobile under an operating lease commencing
October 4,
2014
for
39
months at
$611
per month. The lease expense was
$7,390
and
$7,483
for the year ended
September 30, 2017
and
2016,
respectively.

At
September 30, 2017,
the future rental payments required under operating leases are as follows:

2018	342,406
2019	341,496
2020	341,496
2021	341,496
2022	341,496
Thereafter	15,026,024
Total	16,734,414